UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.13%
Administrative and Support Services - 0.66%
Baker Hughes, Inc.	45,000	$3,111,300
Beverage and Tobacco Product Manufacturing - 2.90%
Altria Group, Inc.	90,000	3,877,200
Coca-Cola Co.	110,000	4,589,200
PepsiCo, Inc.	37,500	3,468,375
Philip Morris International, Inc.	20,000	1,711,600
		13,646,375
Broadcasting (except Internet) - 3.14%
Comcast Corp. - Class A	75,000	4,104,750
DIRECTV (a)	55,000	4,754,750
Viacom, Inc. - Class B	40,000	3,246,000
Walt Disney Co.	30,000	2,696,400
		14,801,900
Building Material and Garden Equipment and Supplies Dealers - 0.34%
Lowe's Companies, Inc.	30,000	1,575,300
Chemical Manufacturing - 8.15%
Abbott Laboratories	60,000	2,534,400
AbbVie, Inc.	75,000	4,146,000
Bristol-Myers Squibb Co.	10,000	506,500
CF Industries Holdings, Inc.	500	128,835
Dow Chemical Co.	65,000	3,480,750
Eli Lilly & Co.	60,000	3,813,600
Johnson & Johnson	65,000	6,742,450
Merck & Co., Inc.	75,000	4,508,250
Mosaic Co.	70,000	3,343,200
Pfizer, Inc.	235,000	6,906,650
Praxair, Inc.	17,500	2,302,125
		38,412,760
Computer and Electronic Product Manufacturing - 12.90%
Activision Blizzard, Inc.	110,000	2,589,400
Agilent Technologies, Inc.	20,000	1,143,200
Analog Devices, Inc.	20,000	1,022,400
Apple, Inc.	90,000	9,225,000
Cisco Systems, Inc.	195,000	4,873,050
EMC Corp.	100,000	2,953,000
Hewlett-Packard Co.	90,000	3,420,000
Intel Corp.	115,000	4,015,800
Juniper Networks, Inc.	150,000	3,478,500
Medtronic, Inc.	65,000	4,150,250
Micron Technology, Inc. (a)	40,000	1,304,000
NetApp, Inc.	10,000	421,600
Northrop Grumman Corp.	33,000	4,198,260
NVIDIA Corp.	100,000	1,945,000
QUALCOMM, Inc.	55,000	4,185,500
Raytheon Co.	30,000	2,890,200
SanDisk Corp.	5,000	489,800
Seagate Technology PLC (b)	25,000	1,564,500
St. Jude Medical, Inc.	40,000	2,623,600
Texas Instruments, Inc.	60,000	2,890,800
Tyco International Ltd. (b)	25,000	1,115,500
Western Digital Corp.	2,500	257,525
		60,756,885
Couriers and Messengers - 0.31%
FedEx Corp.	10,000	1,478,800
Credit Intermediation and Related Activities - 9.64%
American Express Co.	50,000	4,477,500
Bank of America Corp.	300,000	4,827,000
Bank of New York Mellon Corp.	40,000	1,567,200
BB&T Corp.	5,000	186,650
Citigroup, Inc.	20,000	1,033,000
Fifth Third Bancorp	180,000	3,672,900
JPMorgan Chase & Co.	100,000	5,945,000
KeyCorp	325,000	4,423,250
PNC Financial Services Group, Inc.	42,000	3,559,500

Regions Financial Corp.	350,000	3,552,500
State Street Corp.	25,000	1,800,750
SunTrust Banks, Inc.	50,000	1,904,000
Visa, Inc.	15,000	3,187,800
Wells Fargo & Co.	102,500	5,272,600
		45,409,650
Electrical Equipment, Appliance, and Component Manufacturing - 3.77%
Corning, Inc.	200,000	4,172,000
Dover Corp.	25,000	2,196,750
General Electric Co.	285,000	7,404,300
Whirlpool Corp.	26,000	3,978,520
		17,751,570
Fabricated Metal Product Manufacturing - 0.80%
Parker-Hannifin Corp.	32,500	3,753,750
Food and Beverage Stores - 0.05%
Kroger Co.	5,000	254,900
Food Manufacturing - 1.38%
Archer-Daniels-Midland Co.	50,000	2,493,000
ConAgra Foods, Inc.	5,000	161,000
General Mills, Inc.	35,000	1,868,300
Mondelez International, Inc. - Class A	55,000	1,990,450
		6,512,750
Food Services and Drinking Places - 1.83%
McDonald's Corp.	50,000	4,686,000
Yum! Brands, Inc.	54,500	3,947,435
		8,633,435
Furniture and Related Product Manufacturing - 0.98%
Johnson Controls, Inc.	95,000	4,636,950
General Merchandise Stores - 1.60%
Macy's, Inc.	30,000	1,868,700
Wal-Mart Stores, Inc.	75,000	5,662,500
		7,531,200
Health and Personal Care Stores - 0.31%
Express Scripts Holdings Co. (a)	20,000	1,478,600
Insurance Carriers and Related Activities - 6.35%
Aetna, Inc.	45,000	3,695,850
Allstate Corp.	50,000	3,074,500
American International Group, Inc.	60,000	3,363,600
Cigna Corp.	20,000	1,892,000
Hartford Financial Services Group, Inc.	80,000	2,964,000
MetLife, Inc.	70,000	3,831,800
Prudential Financial, Inc.	38,000	3,408,600
Travelers Companies, Inc.	30,000	2,841,300
UnitedHealth Group, Inc.	22,500	1,950,300
WellPoint, Inc.	25,000	2,912,750
		29,934,700

Machinery Manufacturing - 1.37%
Caterpillar, Inc.	20,000	2,181,400
Deere & Co.	30,000	2,522,700
National Oilwell Varco, Inc.	20,000	1,728,600
		6,432,700
Management of Companies and Enterprises - 0.89%
AES Corp.	275,000	4,174,500
Merchant Wholesalers, Durable Goods - 0.73%
Xerox Corp.	250,000	3,452,500
Merchant Wholesalers, Nondurable Goods - 1.33%
Cardinal Health, Inc.	20,000	1,474,000
Procter & Gamble Co.	57,500	4,778,825
		6,252,825
Mining (except Oil and Gas) - 0.86%
Newmont Mining Corp.	150,000	4,063,500
Miscellaneous Manufacturing - 2.19%
3M Co.	25,000	3,600,000
Boston Scientific Corp. (a)	300,000	3,804,000
Stryker Corp.	35,000	2,915,850
		10,319,850
Miscellaneous Store Retailers - 0.19%
Staples, Inc.	75,000	876,000
Motion Picture and Sound Recording Industries - 0.90%
Time Warner, Inc.	55,000	4,236,650
Nonstore Retailers - 0.83%
Amazon.com, Inc. (a)	11,500	3,898,960
Oil and Gas Extraction - 3.89%
Anadarko Petroleum Corp.	22,500	2,535,525
Devon Energy Corp.	35,000	2,639,700
EOG Resources, Inc.	12,000	1,318,560
Hess Corp.	10,000	1,011,000
Noble Energy, Inc.	25,000	1,803,500
Occidental Petroleum Corp.	38,000	3,941,740
Phillips 66	25,000	2,175,500
Southwestern Energy Co. (a)	70,000	2,882,600
		18,308,125
Other Information Services - 1.59%
Google, Inc. - Class A (a)	7,000	4,076,520
Google, Inc. - Class C (a)	6,000	3,429,600
		7,506,120
Paper Manufacturing - 0.34%
Kimberly-Clark Corp.	15,000	1,620,000
Petroleum and Coal Products Manufacturing - 5.22%
Chevron Corp.	30,000	3,883,500
Exxon Mobil Corp.	90,000	8,951,400
Marathon Oil Corp.	90,000	3,752,100
Murphy Oil Corp.	50,000	3,123,500
Valero Energy Corp.	90,000	4,872,600
		24,583,100
Primary Metal Manufacturing - 0.53%
Alcoa, Inc.	150,000	2,491,500
Professional, Scientific, and Technical Services - 2.77%
Amgen, Inc.	19,000	2,648,220
Cognizant Technology Solutions Corp. - Class A (a)	70,000	3,201,100
International Business Machines Corp.	22,500	4,326,750
Omnicom Group, Inc.	40,000	2,880,400
		13,056,470

Publishing Industries (except Internet) - 3.87%
CA, Inc.	125,000	3,530,000
Microsoft Corp.	165,000	7,495,950
Oracle Corp.	115,000	4,775,950
Symantec Corp.	100,000	2,428,000
		18,229,900
Rail Transportation - 0.69%
CSX Corp.	105,000	3,245,550
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.14%
Goldman Sachs Group, Inc.	5,000	895,550
Morgan Stanley	130,000	4,460,300
		5,355,850
Support Activities for Mining - 0.92%
ConocoPhillips	40,000	3,248,800
Schlumberger Ltd. (b)	10,000	1,096,400
		4,345,200
Telecommunications - 3.05%
AT&T, Inc.	110,000	3,845,600
T-Mobile US, Inc. (a)	160,000	4,812,800
Verizon Communications, Inc.	115,000	5,729,300
		14,387,700
Transportation Equipment Manufacturing - 3.08%
Eaton Corp. PLC (b)	30,000	2,094,300
Ford Motor Co.	165,000	2,872,650
General Dynamics Corp.	500	61,625
General Motors Co.	90,000	3,132,000
Honeywell International, Inc.	35,000	3,333,050
PACCAR, Inc.	30,000	1,884,300
Textron, Inc.	30,000	1,140,000
		14,517,925
Utilities - 2.24%
American Electric Power Co., Inc.	50,000	2,685,000
CenterPoint Energy, Inc.	40,000	993,600
Entergy Corp.	35,000	2,709,350
FirstEnergy Corp.	5,000	171,200
NRG Energy, Inc.	130,000	4,001,400
		10,560,550
Water Transportation - 0.40%
Carnival Corp. - Class A (b)	50,000	1,894,000
TOTAL COMMON STOCKS (Cost $394,097,421)		443,490,300

CONVERTIBLE PREFERRED STOCKS - 2.28%
Bunge Ltd. (b)	51,300	5,622,480
United Technologies Corp.	85,000	5,105,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,958,831)		10,727,580

	Principal
	Amount
CONVERTIBLE BONDS - 2.44%
Apollo Commmercial Real Estate Finance, Inc.
5.500%, 03/15/2019	$500,000	511,565
Ascent Capital Group, Inc.
4.000%, 07/15/2020	1,500,000	1,380,000
Blucora, Inc. (c)
4.250%, 04/01/2019	1,500,000	1,517,813
Chesapeake Energy Corp.
2.250%, 12/15/2038	1,525,000	1,473,531
Emergent Biosolutions, Inc. (c)
2.875%, 01/15/2021	500,000	544,375
Integra LifeSciences Holdings Corp.
1.625%, 12/15/2016	1,601,000	1,754,095
PDL BioPharma, Inc.
4.000%, 02/01/2018	750,000	851,719
SEACOR Holdings, Inc. (c)
3.000%, 11/15/2028	750,000	719,531
TPG Specialty Lending, Inc. (c)
4.500%, 12/15/2019	1,250,000	1,225,000
Vishay Intertechnology, Inc. (c)
2.250%, 05/15/2041	1,500,000	1,503,750
TOTAL CONVERTIBLE BONDS (Cost $11,510,257)		11,481,379

PURCHASED OPTIONS - 0.32%	Contracts
Put Options - 0.32%
SPDR S&P 500 ETF
Expiration: September 2014, Exercise Price: $198.50 (a)	17,500	577,500
Expiration: September 2014, Exercise Price: $199.00 (a)	15,000	630,000
Expiration: September 2014, Exercise Price: $199.50 (a)	6,000	312,000
TOTAL PURCHASED OPTIONS (Cost $1,889,440)		1,519,500

Total Investments (Cost $418,455,949) - 99.17%		467,218,759
Other Assets in Excess of Liabilities - 0.83%		3,921,041
TOTAL NET ASSETS - 100.00%		$471,139,800

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $5,510,469, represents 1.17% of net assets.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Cost of investments	$418,455,949
Gross unrealized appreciation - Investments	52,522,025
Gross unrealized depreciation - Investments	(3,759,215)
Net unrealized appreciation	$48,762,810

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed including common stock and convertible preferred stocks, on the NASDAQ Stock Market, Inc.
(“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing
Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund’s
Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. Fixed income securities including corporate bonds and convertible bonds are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades forthe option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets1
Common Stocks	$443,490,300	$-	$-	$443,490,300
Convertible
Bonds	-	11,481,379	-	11,481,379
Preferred Stocks	10,727,580	-	-	10,727,580
Purchased Options	1,519,500	-	-	1,519,500
Total Assets	$455,737,380	$11,481,379	$-	$467,218,759

1 See the Schedule of Investments for industry classifications.

The Fund did not inverst in any Level 3 investments during the period ended August 31, 2014. During the period ended August 31, 2014, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2014 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$1,519,500	Options written, at value	$-
Total		$1,519,500		$-

The effect of derivative instruments on income for the period June 1, 2014 through August 31, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased
as hedging instruments		Options	Total
Equity Contracts		$(16,395,622)	$(16,395,622)
Total		$(16,395,622)	$(16,395,622)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased
as hedging instruments		Options	Total
Equity Contracts		$258,338	$258,338
Total		$258,338	$258,338

Transactions in purchased options during the period ended August 31, 2014 for the Fund were as follows:
		Contracts
Outstanding, beginning of year		30,500
Options purchased		1,090,703
Options sold		(1,066,072)
Options expired		(16,631)
Outstanding, end of year		38,500

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                          John Buckel,  President

Date October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
                                            John Buckel, President

Date October 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
                                            Jennifer Lima, Treasurer

Date October 17. 2014

* Print the name and title of each signing officer under his or her signature.